Summary of Material Accounting Policies - Additional Information (Detail) € in Millions		9 Months Ended
	Mar. 29, 2022	Sep. 30, 2024 $ / shares	Sep. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of summary of significant accounting policies [line items]
Convertible Senior Notes			€ 422.1	€ 407.1
Derivative liabilities				143.3
Non-current lease liabilities				84.6
Current lease liabilities				€ 14.2
Convertible Senior Notes [Member]
Disclosure of summary of significant accounting policies [line items]
Borrowings, maturity	April 1, 2028	April 1, 2028
American depository shares [member]
Disclosure of summary of significant accounting policies [line items]
Conversion Price Per Share | $ / shares		$ 166.34